Cover	Oct. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2023
Entity Central Index Key	0001095315
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	PFSW
Security Exchange Name	NASDAQ
Entity File Number	000-28275
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	75-2837058
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75063
City Area Code	972
Local Phone Number	881-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Registrant Name	PFSweb, Inc.
Entity Address, Address Line One	4455 REGENT BLVD
Entity Address, City or Town	IRVING